Significant Changes in The Current Reporting Period	6 Months Ended
Dec. 31, 2021
Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period
2	Significant changes in the current reporting period

In July 2021, the Group raised A$17,176,040 by issuing 322,857,900 shares at $0.0532 per share through the use of its “at-the-market” (ATM) facility to fund working capital and progress its research and development activities.

There have been no other significant changes in the state of affairs of the Company during the period.